Schedule II: Valuation and Qualifying Accounts (Details) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Changes in valuation and qualifying accounts
Balance at Beginning of Year	$ 86.4	$ 112.8	$ 120.2
Additions Charged to Cost of Revenue	17.3	18.3	28.7
Deductions	(38.4)	(45.5)	(37.7)
Other and Foreign Exchange Impact	6.8	0.8	1.6
Balance at the End of the Year	$ 72.1	$ 86.4	$ 112.8